SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedules Of Accumulated Depreciation, Property, Plant and Equipment [Table Text Block]
The annual depreciation rates are as follows:	%
Office furniture and equipment	7 - 15
Laboratory equipment	7 - 15
Computers and electronic equipment	33
Leasehold improvements	10

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value for these options was estimated using the Black-Scholes Merton OPM with the following assumptions:

	Year ended December 31, 2013	Year ended December 31, 2012

Weighted Average Risk free interest rate	0.123%	0.511%
Dividend yield	0%	0%
Weighted Average Volatility factor	0.9941	0.9375
Weighted Average Expected life of the options	0.87	4.01

Schedule of Weighted Average Number of Shares [Table Text Block]
The following data show the amounts used in computing (losses) per share and the effect on income and the weighted average number of shares of dilutive potential common stock:

	For the three months ended
	March 31,
	2014	2013
Basic & Diluted net (loss) per share:
(Loss) from continuing operations	$(1,468)	$(439)
Less: accumulated dividend on preferred stock	-	-
	$(1,468)	$(439)

Number of shares used in per share computation:
Common Stock	52,675,917	28,164,315
Series A Preferred Stock	-	11,616,366
	52,675,917	39,780,681

Basic & Diluted net (loss) per share	$(0.03)	$(0.01)

The following data show the amounts used in computing (losses) per share and the effect on income and the weighted average number of shares of dilutive potential common stock (thousands, except share amounts and per share amounts):

	Year ended December 31,
	2013	2012
Basic & Diluted net (loss) per share:

(Loss) from continuing operations	$(3,325)	$(3,473)
Less: accumulating dividend on preferred stock	-	(109)
	$(3,325)	$(3,582)

Number of common shares	38,464,166	28,224,082
Number of participating Series A Preferred shares	6,803,637	8,938,920
Number of shares used in per share computation	45,267,803	37,163,002
Basic net (loss) per share	$(0.07)	$(0.10)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the Company’s financial assets and liabilities that are carried at fair value, classified according to the three categories described above:

	Fair Value Measurements at March 31, 2014
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$645	$645	$-	$-
Restricted cash	67	67	-	-
Total assets at fair value, net	$712	$712	$-	$-

	Fair Value Measurements at December 31, 2013
	Total	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$1,526	$1,526	$-	$-
Restricted cash	67	67	-	-
Total assets at fair value, net	$1,593	$1,593	$-	$-

The following table presents the Company’s financial assets and liabilities that are carried at fair value, classified according to the three categories described above:

	Fair Value Measurements at December 31, 2013
	Total	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$1,526	$1,526	$-	$-
Restricted cash	67	67	-	-
Total assets at fair value, net	$1,593	$1,593	$-	$-

	Fair Value Measurements at December 31, 2012
	Total	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$779	$779	$-	$-
Restricted cash	20	20	-	-
Total assets at fair value, net	$799	$799	$-	$-

Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
The company reclassified capitalized deferred issuance costs to prepaid expenses, rather than a deduction of those issuance expenses from Trade Payables, and from Accrued Expenses and Other Liabilities, as follows:

	Previously Reported	Reclassification	Prior year Reclassified
Receivable and prepaid expenses	$11	$105	$116
Trade Payables	$42	$41	$83
Accrued expenses and other liabilities	$114	$64	$178